Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (1,800,994)	$ (4,297,445)	$ 622,907
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	2,054,977	2,076,486	2,022,648
Bad debt expense (recovery)	11,254	(16,889)	18,915
Total Deferred Income Tax Expense (Benefit)		2,228,124	(423,524)
Share-based compensation expense	800,520	1,078,563	956,859
Impact of excess tax benefits from share-based compensation		(519)	(33,462)
(Gain) loss on sale of property and equipment	(15,171)	12,059	39,137
(Increase) decrease in:
Trade accounts receivable	261,999	4,903,740	(4,143,294)
Other receivables	63,600	45,707	44,881
Income taxes refundable	360,324	(360,324)	590,569
Inventories	2,792,114	(297,961)	716,160
Prepaid expenses	132,244	14,819	(247,702)
Other assets, net		16,341
Increase (decrease) in:
Accounts payable and accrued expenses	(997,163)	(1,698,165)	2,171,801
Accrued compensation and payroll taxes	(42,856)	(1,672,372)	1,597,509
Income taxes payable	(6,895)	(675,034)	731,513
Other noncurrent liabilities	(458,473)	(154,782)	(280,599)
Net cash provided by operating activities	3,155,480	1,202,348	4,384,318
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(635,153)	(3,148,964)	(2,820,183)
Investment in intangible assets	(68,248)	(95,829)	(138,501)
Proceeds from sale of property and equipment	27,118	500
Net cash used in investing activities	(676,283)	(3,244,293)	(2,958,684)
Cash flows from financing activities:
Payroll taxes remitted on share-based payments	(82,937)	(259,756)	(126,070)
Proceeds from note payable to bank	6,000,000	4,000,000	1,750,000
Principal payments on long-term debt and note payable to bank	(7,281,013)	(770,012)	(2,008,651)
Payments for financing costs	(137,794)
Repurchase of common stock	(40,150)	(379,675)	(195,206)
Impact of excess tax benefits from share-based compensation		519	33,462
Common stock dividends paid	(141,311)	(555,566)	(539,965)
Net cash provided by (used in) financing activities	(1,683,205)	2,035,510	(1,086,430)
Net increase (decrease) in cash	795,992	(6,435)	339,204
Cash at beginning of year	1,083,072	1,089,507	750,303
Cash at end of year	1,879,064	1,083,072	1,089,507
Supplemental disclosure of cash flow information:
Cash payments for interest	568,631	427,024	394,241
Income taxes paid (refunded), net	(352,564)	434,206	(586,290)
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	42,785	384,818	12,625
Common stock dividends declared and included in accounts payable and accrued expenses at year end		$ 141,311	$ 136,931